Stock Based Compensation - Summary of Restricted Stock Unit Activity Under the Plan (Details) - Restricted Stock Units - 2020 Plan and 2023 Plan - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Beginning balance	25,745	56,605
Number of RSUs, Granted	3,000	9,047
Number of RSUs, Cancellations and forfeitures		(3,170)
Number of RSUs, Vested	(7,515)	(36,737)
Number of RSUs, Ending balance	21,230	25,745
Weighted Average Grant Date Fair Value, Beginning balance	$ 111.25	$ 112.75
Weighted Average Grant Date Fair Value, Granted	65.25	108
Weighted Average Grant Date Fair Value, Cancellations and forfeitures		112.75
Weighted Average Grant Date Fair Value, Vested	112.75	112.75
Weighted Average Grant Date Fair Value, Ending balance	$ 104	$ 111.25